Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents(excluding bank overdrafts)	$ 44,507	$ 52,237
Financial assets at fair value through profit or loss	249
Trade receivables	103,564	82,071
Other receivables	2,648	6,192
Contract assets	11,381	10,245
Due from related parties	13,965	10,982
Inventories	128,797	96,371
Prepayments	2,526	4,055
Other current assets	4,366	1,546
Total current assets	312,003	263,699
Non-current assets
Financial assets at fair value through other comprehensive income	2,929	2,271
Property, plant and equipment	54,419	54,700
Right of use assets	3,393	3,248
Investment properties	5,809	6,378
Intangible assets	129	180
Investments in associates	835	930
Deferred tax assets	7,241	3,889
Other non-current assets	2,670	2,824
Total non-current assets	77,425	74,420
Total assets	389,428	338,119
Current liabilities
Interest-bearing loans and borrowings	62,083	10,131
Trade and other payables	44,784	27,370
Due to related parties	11,865	10,620
Accruals	23,374	21,361
Current tax liabilities	3,394	3,567
Employee benefit liabilities	1,987	1,950
Lease liabilities	571	551
Other current liabilities	14,135	7,826
Total current liabilities	162,193	83,376
Non-current liabilities
Interest-bearing loans and borrowings	3,304	3,650
Employee benefit liabilities	8,593	10,027
Lease liabilities	1,916	1,783
Deferred tax liabilities	4,105	4,408
Total non-current liabilities	17,918	19,868
Total liabilities	180,111	103,244
Equity
Issued capital	138	138
Additional paid-in capital	110,249	110,416
Treasury shares	(38)	(38)
Retained earnings	50,190	52,832
Other components of equity	(13,039)	(5,488)
Equity attributable to equity holders of the parent	147,500	157,860
Non-controlling interests	61,817	77,015
Total equity	209,317	234,875
Total liabilities and equity	$ 389,428	$ 338,119